Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table presents components of income (loss) from continuing operations before income taxes for the years ended December 31:

	2014	2013	2012
Domestic	$1,054	$(171,878)	$(37,910)
Foreign	169,535	52,071	148,805
Total	$170,589	$(119,807)	$110,895

Schedule of Components of Income Tax Expense (Benefit)
The following table presents the components of income tax expense (benefit) from continuing operations for the years ended December 31:

	2014	2013	2012
Current
U.S. federal	$5,857	$10,453	$3,381
Foreign	61,414	59,481	39,185
State and local	723	3,231	2,006
Total current	67,994	73,165	44,572
Deferred
U.S. federal	(2,660)	(20,180)	(2,344)
Foreign	(9,387)	9,678	(13,159)
State and local	(2,377)	(5,948)	(844)
Total deferred	(14,424)	(16,450)	(16,347)
Income tax expense	$53,570	$56,715	$28,225

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) attributable to income (loss) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pretax income (loss) from continuing operations. The following table presents these differences for the years ended December 31:

	2014	2013	2012
Statutory tax expense (benefit)	$59,706	$(41,932)	$38,813
Brazil nontaxable incentive	(15,454)	(7,849)	(10,622)
Valuation allowance	9,458	43,884	1,609
Brazil tax goodwill amortization	(1,509)	(3,807)	(4,802)
Foreign tax rate differential	(14,853)	(12,432)	(14,332)
Foreign subsidiary earnings	14,621	59,460	10,648
Accrual adjustments	2,243	5,755	494
Non-deductible goodwill	—	5,189	—
FCPA provision, nondeductible portion	—	5,412	2,939
Other	(642)	3,035	3,478
Income tax expense	$53,570	$56,715	$28,225

Summary of Income Tax Contingencies
Details of the unrecognized tax benefits are as follows:

	2014	2013
Balance at January 1	$16,545	$13,178
Increases related to prior year tax positions	314	1,489
Increases related to current year tax positions	694	2,864
Settlements	(2,499)	—
Reduction due to lapse of applicable statute of limitations	(87)	(986)
Balance at December 31	$14,967	$16,545

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

	2014	2013
Deferred tax assets
Accrued expenses	$56,652	$56,704
Warranty accrual	35,601	25,943
Deferred compensation	15,751	14,839
Allowance for doubtful accounts	9,112	8,141
Inventories	14,057	11,253
Deferred revenue	12,460	14,795
Pension and post-retirement benefits	73,026	45,601
Tax credits	33,393	34,350
Net operating loss carryforwards	68,883	74,472
Capital loss carryforwards	—	2,295
State deferred taxes	17,393	13,489
Other	3,557	—
	339,885	301,882
Valuation allowance	(87,959)	(87,773)
Net deferred tax assets	$251,926	$214,109

Deferred tax liabilities
Property, plant and equipment	$18,316	$15,494
Goodwill and intangible assets	17,508	17,601
Partnership interest	13,105	13,170
Undistributed earnings	14,346	27,766
Other	—	1,130
Net deferred tax liabilities	63,275	75,161
Net deferred tax asset	$188,651	$138,948

Schedule of Deferred Income Taxes by Balance Sheet Account
Deferred income taxes reported in the consolidated balance sheets as of December 31 are as follows:

	2014	2013
Deferred income taxes - current assets	$110,999	$110,165
Deferred income taxes - long-term assets	86,544	39,461
Other current liabilities	(2,365)	(1,528)
Deferred income taxes - long-term liabilities	(6,527)	(9,150)
Net deferred tax asset	$188,651	$138,948